Accounting Policies - Additional Information (Detail) $ in Millions, R in Billions		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)
Disclosure of changes in accounting estimates [line items]
Carrying amount of property, plant and equipment		$ 4,771.2	$ 4,657.1
Impairment loss		11.7
Impairment loss on goodwill		0.0	0.0	$ 71.7
Gold-in-process and stockpiles		450.2	375.1
Provision for environmental rehabilitation costs		381.5	370.3	289.6
Current provision for environmental rehabilitation costs		19.6	0.0
Non-current portion of environmental rehabilitation costs		361.9	370.3
Charge to income statement		51.3	9.1	1.1
Long-term incentive plan provision		67.2	11.5
Current portion of long-term incentive plan		33.8	0.0
Non-current portion of long-term incentive plan		33.4	11.5
Silicosis settlement costs		18.3	21.2
Silicosis settlement costs current		4.0	4.6
Silicosis settlement costs noncurrent		14.3	16.6
Deferred taxation liability		499.9	433.6
Deferred taxation asset		240.0	265.5
Taxation payable		121.3	24.8	0.9				$ 46.7
Share-based payments		14.5	20.5	37.5
Derivative financial assets		12.9	11.7
Derivative financial liabilities		21.8	127.6
Asanko redeemable preference shares		$ 92.6	95.5
Dividends withholding tax percentage		20.00%
Equity accounted investees		$ 233.3	172.0
Derivative financial assets		81.9	1.1
Non-current derivative financial assets		31.4	0.0
Derivative financial liabilities		21.8	127.6
Non-current derivative financial liabilities		7.3	0.0
South Deep Mine [member]
Disclosure of changes in accounting estimates [line items]
Goodwill carrying value		1,400.0	1,500.0	1,400.0	R 21.1	R 21.1	R 21.2
Impairment loss	[1]	0.0	0.0	409.8
South Deep Mine [member] | Goodwill [member]
Disclosure of changes in accounting estimates [line items]
Impairment loss on goodwill	[1]	$ 0.0	$ 0.0	71.7
South Deep Mine [member] | Other impaired assets [member]
Disclosure of changes in accounting estimates [line items]
Impairment loss				$ 481.5
Rand [member]
Disclosure of changes in accounting estimates [line items]
Closing exchange rate		14.69	14.00	14.63	14.69	14.00	14.63
Average exchange rate		16.38	14.46	13.20
US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Closing exchange rate		0.77	0.70	0.70	0.77	0.70	0.70
Average exchange rate		0.69	0.70	0.75
Trade And Other Payable [Member]
Disclosure of changes in accounting estimates [line items]
Derivative financial liabilities		$ 29.1	$ 127.6
Derivative financial assets		81.9	1.1
Non-current derivative financial assets		31.4	0.0
Derivative financial liabilities		21.8	127.6
Non-current derivative financial liabilities		7.3	0.0
Trade And Other Receivable [member]
Disclosure of changes in accounting estimates [line items]
Derivative financial assets		$ 113.3	$ 1.1

[1]	For the year ended 31 December 2018, the Group recognised an impairment of R6,470.9 million (US$481.5 million) in respect of the South Deep cash-generating unit due to the deferral of production. R963.9 million (US$71.7 million) of the total impairment was firstly allocated against goodwill and the remainder of R5,507.0 million (US$409.8 million) against other assets. The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy). No impairment or reversal of impairment was recognised in 2020 or 2019.